Shareholder Report, Average Annual Return (Details)	12 Months Ended	47 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000028716 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Balanced Portfolio (Service Shares)
Average Annual Return, Percent	14.84%		8.21%	9.86%
C000028717 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Balanced Portfolio (Institutional Shares/JABLX)
Average Annual Return, Percent	15.11%		8.48%	10.14%
C000028719 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Research Portfolio (Institutional Shares/JAGRX)
Average Annual Return, Percent	18.39%		14.11%	15.88%
C000028718 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Research Portfolio (Service Shares)
Average Annual Return, Percent	18.10%		13.83%	15.59%
C000028720 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Enterprise Portfolio (Service Shares)
Average Annual Return, Percent	7.41%		7.35%	12.51%
C000028721 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Enterprise Portfolio (Institutional Shares/JAAGX)
Average Annual Return, Percent	7.67%		7.62%	12.79%
C000028723 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Mid Cap Value Portfolio (Institutional Shares/JAMVX)
Average Annual Return, Percent	6.50%		8.69%	8.66%
C000028722 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Mid Cap Value Portfolio (Service Shares)
Average Annual Return, Percent	6.29%		8.43%	8.40%
C000028728 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Global Research Portfolio (Service Shares)
Average Annual Return, Percent	20.62%		12.23%	12.64%
C000028730 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Global Research Portfolio (Institutional Shares/JAWGX)
Average Annual Return, Percent	20.92%		12.51%	12.93%
C000028734 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Flexible Bond Portfolio (Institutional Shares/JAFLX)
Average Annual Return, Percent	7.40%		(0.23%)	2.32%
C000028733 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Flexible Bond Portfolio (Service Shares)
Average Annual Return, Percent	7.22%		(0.47%)	2.07%
C000028736 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Forty Portfolio (Service Shares)
Average Annual Return, Percent	17.86%		11.37%	15.96%
C000028737 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Forty Portfolio (Institutional Shares/JACAX)
Average Annual Return, Percent	18.14%		11.65%	16.24%
C000028742 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Global Technology and Innovation Portfolio (Institutional Shares/JGLTX)
Average Annual Return, Percent	25.15%		13.71%	21.48%
C000028740 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Global Technology and Innovation Portfolio (Service Shares)
Average Annual Return, Percent	24.84%		13.44%	21.18%
C000028745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Overseas Portfolio (Service Shares)
Average Annual Return, Percent	28.58%		9.17%	8.97%
C000028747 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Overseas Portfolio (Institutional Shares/JAIGX)
Average Annual Return, Percent	28.87%		9.44%	9.24%
C000233309 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Global Sustainable Equity Portfolio (Institutional Shares/JHISX)
Average Annual Return, Percent	17.46%	8.46%
C000233310 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Janus Henderson VIT Global Sustainable Equity Portfolio (Service Shares)
Average Annual Return, Percent	17.26%	8.39%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)	2.01%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%		14.42%	14.82%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%		13.59%	14.59%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%		13.15%	14.29%
MSCI World IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM
Average Annual Return, Percent	21.09%		12.15%	12.17%
MSCI All Country World ex USA IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-USA IndexSM
Average Annual Return, Percent	32.39%		7.91%	8.41%
MSCI World IndexSMS000074910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM
Average Annual Return, Percent	21.09%	12.32%
Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Index
Average Annual Return, Percent	13.70%		7.95%	9.25%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	18.56%		15.32%	18.13%
Standard Poors 500 Index Additional [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%		14.42%	14.82%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	8.66%		6.65%	12.49%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	11.05%		9.83%	9.78%
MSCI All Country World IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Average Annual Return, Percent	22.34%		11.19%	11.72%
MSCI All Country World Information Technology Index SM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Information Technology IndexSM
Average Annual Return, Percent	26.37%		17.13%	21.59%